BASIC AND DILUTED NET LOSS PER SHARE - Summary of Computation of the Net Loss Per Share (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Numerator:
Net loss	$ (65,974)	$ (58,346)
Denominator:
Weighted average number of ordinary shares used in computing basic net loss per ordinary share	136,640,997	134,607,839